Bonds, notes and other obligations - Summary of bonds, notes and other obligations (Detail)		12 Months Ended
	Sep. 24, 2019 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Sep. 30, 2020 USD ($)	Jan. 01, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount issued		S/ 18,357,632,000		S/ 12,940,167,000
Borrowings		8,389,672,000		7,778,751,000
Interest payable		S/ 125,707,000		144,089,000
Subordinated Bonds First Program Third A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Borrowings Maturity		2023
Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Amount issued		S/ 1,758,267,000	$ 441,000,000	1,596,861,000		$ 200,000,000
Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Amount issued | $					$ 25,000,000
Local Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 896,091,000		944,965,000
Local Issuances [Member] | Subordinated Bonds First Program Third A Series [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, basis		3.50% + VAC
Amount issued		S/ 110,000,000
Borrowings				91,000,000
Local Issuances [Member] | Subordinated Bonds First Program Eighth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		6.91%	6.91%
Interest Payment		Semi-annually
Borrowings Maturity		2022
Amount issued		S/ 137,900,000
Borrowings		137,900,000		137,900,000
Local Issuances [Member] | Subordinated Bonds First Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 137,900,000		228,900,000
Local Issuances [Member] | Subordinated Bonds Second Program Second A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		5.81%	5.81%
Interest Payment		Semi-annually
Borrowings Maturity		2023
Amount issued		S/ 150,000,000
Borrowings		S/ 149,938,000		149,881,000
Local Issuances [Member] | Subordinated Bonds Second Program Third A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		7.50%	7.50%
Interest Payment		Semi-annually
Borrowings Maturity		2023
Amount issued | $			$ 50,000,000
Borrowings		S/ 199,175,000		180,819,000
Local Issuances [Member] | Subordinated Bonds Second Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 349,113,000		330,700,000
Local Issuances [Member] | Subordinated Bonds Third Program First - Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interseguro
Annual interest rate		6.00%	6.00%
Interest Payment		Semi-annually
Borrowings Maturity		2029
Amount issued | $			$ 20,000,000
Borrowings		S/ 79,663,000		72,420,000
Local Issuances [Member] | Subordinated Bonds Third Program Second Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interseguro
Annual interest rate		4.34%	4.34%
Interest Payment		Semi-annually
Borrowings Maturity		2029
Amount issued | $			$ 20,000,000
Borrowings		S/ 79,740,000		72,420,000
Local Issuances [Member] | Subordinated Bonds Third Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 259,078,000		235,365,000
Local Issuances [Member] | Corporate Bonds Second Program fifth A Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate, basis		3.41% + VAC
Interest Payment		Semi-annually
Borrowings Maturity		2029
Amount issued		S/ 150,000,000
Borrowings		S/ 150,000,000		150,000,000
Local Issuances [Member] | Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interseguro
Annual interest rate		4.84%	4.84%
Interest Payment		Semi-annually
Borrowings Maturity		2030
Amount issued | $			$ 25,000,000
Borrowings		S/ 99,675,000		90,525,000
International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, basis		the applicable interest rate will be a floating rate of 3-month LIBOR plus 576 basis points payable quarterly
Borrowings		S/ 7,367,874,000		6,689,697,000
International Issuances [Member] | Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		4.00%	4.00%
Interest Payment		Semi-annually
Borrowings Maturity		2030
Amount issued | $			$ 300,000,000
Borrowings		S/ 1,188,394,000		1,078,493,000
International Issuances [Member] | Senior Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		IFS
Annual interest rate		4.125%	4.125%
Interest Payment		Semi-annually
Borrowings Maturity		2027
Amount issued | $			$ 300,000,000
Borrowings		S/ 1,178,000,000		1,065,482,000
International Issuances [Member] | Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		3.375%	3.375%
Interest Payment		Semi-annually
Borrowings Maturity		2023
Amount issued | $			$ 484,895,000
Borrowings		S/ 1,912,330,000		1,714,707,000
International Issuances [Member] | Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate	5.00%	5.00%	5.00%
Interest Payment		Semi-annually
Borrowings Maturity	2026	2026
Amount issued	S/ 312,000,000	S/ 312,000,000
Borrowings		S/ 311,401,000		311,282,000
International Issuances [Member] | Three Point Two Five Zero Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		3.25%	3.25%
Interest Payment		Semi-annually
Borrowings Maturity		2026
Amount issued | $			$ 400,000,000
Borrowings		S/ 1,584,288,000		1,436,818,000
International Issuances [Member] | Six point six two five Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Issuer		Interbank
Annual interest rate		6.625%	6.625%
Interest Payment		Semi-annually
Borrowings Maturity		2029
Amount issued | $			$ 300,000,000
Borrowings		S/ 1,193,461,000		1,082,915,000
Local and International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		S/ 8,263,965,000		S/ 7,634,662,000